Income Taxes (Tables)	12 Months Ended
Apr. 24, 2016
Income Taxes
Schedule of income tax (provision) benefit from continuing operations

	Fiscal Year Ended
	April 24,	April 26,	April 27,
	2016	2015	2014
Current:
Federal	$—	$—	$—
State	(128)	(167)	7,352

	(128)	(167)	7,352
Deferred:
Federal	(2,623)	(2,666)	9,642
State	(1,427)	2,360	1,072

	(4,050)	(306)	10,714

Income tax (provision) benefit	$(4,178)	$(473)	$18,066

Summary of entity's effective income tax rate

	Fiscal Year Ended
	April 24,	April 26,	April 27,
	2016	2015	2014
Statutory tax (provision) benefit	$(14,834)	$1,503	$43,198
Effects of :
State taxes, net of federal effect	763	3,363	10,262
Reduction of unrecognized tax benefits	—	—	5,010
Other
Lobbying & Referendum costs	(669)	(2,016)	(607)
Employment tax credits	617	749	886
Fines & Penalties	(35)	(48)	(20)
Meals & Entertainment	(52)	(44)	(58)
Various permanent differences	49	789	(15)
Interest	—	—	(446)
Goodwill impairment	—	—	(33,600)
Valuation allowance	8,927	(4,328)	(5,577)
Expiration of stock awards	—	(611)	—
Other	1,056	170	(967)

Income tax (provision) benefit	$(4,178)	$(473)	$18,066

Schedule of significant components of domestic net deferred income tax asset (liability)

	Fiscal Year Ended
	April 24,	April 26,
	2016	2015
Deferred tax liabilities:
Property and equipment	$(40,709)	$(37,421)
Goodwill and intangibles	(22,727)	(21,527)
Gain on early extinguishment of debt	(9,751)	(14,613)
Other	(382)	(347)

Total deferred tax liabilities	(73,569)	(73,908)

Deferred tax assets:
Net operating losses	40,061	62,672
Employment tax credits	21,973	22,378
Accrued expenses	13,564	8,383
Alternative minimum tax credit	4,103	2,481
Other	14,355	14,503

Total deferred tax assets	94,056	110,417
Valuation allowance on deferred tax assets	(57,245)	(69,217)

Net deferred tax asset	36,811	41,200

Net deferred tax liability	$(36,758)	$(32,708)

Schedule of reconciliation of the beginning and ending amounts of valuation allowance

	Federal	State	Total
Balance, April 27, 2014	$40,885	$26,177	$67,062
(Benefit) Provision	(1,377)	5,833	4,456
Release of Valuation Allowance	—	(2,301)	(2,301)

Balance, April 26, 2015	$39,508	$29,709	$69,217
(Benefit) Provision	(13,956)	1,984	(11,972)

Balance, April 24, 2016	$25,552	$31,693	$57,245

Schedule of reconciliation of the beginning and ending amounts of unrecognized tax benefits
	April 24,	April 26,	April 27,
	2016	2015	2014

Beginning balance	$—	$—	$4,072
Impact of favorable court ruling	—	—	(4,072)

Ending balance	$—	$—	$—